UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                      FRANKLIN FLOATING RATE MASTER TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                    -------------

Date of fiscal year end: 7/31
                         -----

Date of reporting period: 1/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED
                                                    JANUARY 31,                           YEAR ENDED JULY 31,
                                                       2007
                                                    (UNAUDITED)         2006         2005         2004         2003         2002
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                $     9.77       $     9.85   $     9.84   $     9.69   $     9.58   $     9.88
                                                    -------------------------------------------------------------------------------

Income from investment operations a:
  Net investment income                                  0.335             0.56         0.39        0.334         0.46        0.545
  Net realized and unrealized gains (losses)            (0.021)          (0.076)        0.01        0.151         0.11       (0.300)
                                                    -------------------------------------------------------------------------------
Total from investment operations                         0.356             0.48         0.41        0.485         0.57        0.245
                                                    -------------------------------------------------------------------------------

Less distributions from net investment income           (0.336)          (0.569)      (0.401)      (0.335)      (0.465)      (0.545)
                                                    -------------------------------------------------------------------------------

Net asset value, end of period                      $     9.79       $     9.77   $     9.85   $     9.84   $     9.69   $     9.58
                                                    ===============================================================================

Total return b                                            3.70%            5.09%        4.23%        5.08%        6.19%        2.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                   $1,057,655       $1,140,854   $1,121,133   $  757,987   $  218,647   $  265,940
Ratios to average net assets:
  Expenses before waiver and payments by affiliates       0.95% c          0.95%        0.95%        0.98%        1.02%        0.98%
  Expenses net of waiver and payments by affiliates       0.60% c,d        0.60%        0.60%        0.60%        0.60%        0.60%
  Net investment income                                   6.80% c          5.76%        4.08%        3.34%        4.86%        5.55%
Portfolio turnover rate                                  23.45%           78.29%       72.38%       54.41%       75.69%       77.29%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Total return is not annualized for periods less than one year.

c     Annualized.

d     Benefit of expense reduction rounds to less than 0.01%.


SemiAnnual Report |
The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

                                                                                                                               % OF
                                                                                COUNTRY       PRINCIPAL a        VALUE         NET
                                                                                                AMOUNT                        ASSETS
    --------------------------------------------------------------------------------------------------------------------------------
b,c SENIOR FLOATING RATE INTERESTS
    ADVERTISING/MARKETING SERVICES
    Dex Media East LLC, Term Loan B, 6.85% - 6.88%, 5/08/09                  United States     2,091,807    $     2,089,234     0.20
    Dex Media West LLC,
         Term Loan B1, 6.82% - 6.88%, 3/09/10                                United States     2,740,704          2,727,686     0.26
         Term Loan B2, 6.82% - 6.87%, 3/09/10                                United States     3,242,562          3,227,160     0.30
    R.H. Donnelley Inc.,
         Term Loan A-4, 6.61% - 6.62%, 12/31/09                              United States       610,662            606,222     0.06
         Term Loan D-2, 6.85% - 6.87%, 6/30/11                               United States     7,336,903          7,344,534     0.69
                                                                                                            ------------------------
                                                                                                                 15,994,836     1.51
                                                                                                            ------------------------

    AEROSPACE & DEFENSE
    BE Aerospace Inc., Term Loan B, 7.12% - 7.22%, 8/24/12                   United States     2,250,000          2,258,032     0.21
    CACI International Inc., Term Loan B, 6.86% - 7.00%, 5/03/11             United States     2,420,671          2,424,738     0.23
    DRS Technologies Inc., Term Loan, 6.86% - 6.87%, 1/31/13                 United States     2,607,366          2,606,088     0.25
    Dyncorp International, Term Loan B, 7.625% - 7.688%, 2/11/11             United States     2,947,500          2,969,400     0.28
    GenCorp Inc.,
         L/C, 8.57%, 12/06/10                                                United States     1,553,398          1,555,744     0.15
         Term Loan B, 8.62%, 12/06/10                                        United States     1,431,602          1,433,764     0.14
    ILC Industries Inc., Term Loan B, 7.864%, 2/24/12                        United States       881,493            885,786     0.08
    K&F Acquisition Inc., Term Loan C, 7.32%, 11/18/12                       United States     1,317,768          1,324,818     0.12
    SI International Inc., Term Loan, 7.35% - 7.46%, 2/09/11                 United States     1,077,529          1,082,637     0.10
    Spirit Aerosystems, Inc. (Onex Wind Finance LP), Term Loan B,
      7.11%, 12/31/11                                                        United States     1,221,673          1,227,500     0.12
    TransDigm Inc., Term Loan B, 7.366%, 6/23/13                             United States     4,400,000          4,415,180     0.42
    Vought Aircraft Industries Inc., Term Loan B, 7.88%, 12/22/11            United States     4,295,881          4,310,831     0.41
                                                                                                            ------------------------
                                                                                                                 26,494,518     2.51
                                                                                                            ------------------------

    AIRLINES
    United Air Lines Inc.,
         Delay Draw, 11.00%, 2/01/12                                         United States       156,456            156,703     0.02
         Term Loan B, 9.12%, 2/01/12                                         United States     1,095,194          1,096,925     0.10
                                                                                                            ------------------------
                                                                                                                  1,253,628     0.12
                                                                                                            ------------------------

    APPAREL/FOOTWEAR
    Hanesbrands Inc., Term Loan B, 7.57% - 7.61%, 9/05/13                    United States     2,500,393          2,520,696     0.24
    Warnaco Inc., Term Loan, 6.82% - 8.75%, 1/31/13                          United States     1,929,750          1,918,519     0.18
    The William Carter Co., Term Loan B, 6.845% - 6.86%, 7/14/12             United States     4,509,370          4,518,931     0.43
                                                                                                            ------------------------
                                                                                                                  8,958,146     0.85
                                                                                                            ------------------------

    APPAREL/FOOTWEAR RETAIL
    Easton Bell Sports Inc., Term Loan B, 7.07% - 7.10%, 3/16/12             United States     2,037,112          2,032,570     0.19
                                                                                                            ------------------------

    AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
    Accuride Corp., Term Loan B, 7.375%, 1/31/12                             United States     1,946,909          1,954,819     0.19


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Cooper Standard Automotive Inc.,
         Term Loan B, 7.875%, 12/23/11                                          Canada         2,363,145          2,364,799     0.22
         Term Loan C, 7.875%, 12/23/11                                       United States     4,999,917          5,003,417     0.47
    Dayco Products LLC (Mark IV), Term Loan B, 7.86% - 7.87%, 6/21/11        United States     3,835,487          3,846,226     0.37
    Key Plastics LLC and Key Safety Inc., First Lien Term Loan,
      8.82% - 8.87%, 6/25/10                                                 United States     1,336,886          1,338,477     0.13
    Tenneco Automotive Inc.,
         L/C Term Loan, 7.322%, 12/12/10                                     United States     1,068,966          1,072,237     0.10
         Term Loan B, 7.36%, 12/10/10                                        United States     2,433,436          2,440,883     0.23
    TRW Automotive Inc.,
         Term Loan B, 6.938%, 6/30/12                                        United States     3,185,000          3,176,209     0.30
         Term Loan B2, 6.875%, 6/30/12                                       United States       990,000            987,268     0.09
         Term Loan E, 6.875%, 10/31/10                                       United States     3,417,670          3,422,297     0.32
                                                                                                            ------------------------
                                                                                                                 25,606,632     2.42
                                                                                                            ------------------------

    AUTOMOTIVE AFTERMARKET
    Affinia Group Inc., Term Loan B, 8.36%, 11/30/11                         United States     4,762,586          4,796,071     0.46
    United Components Inc., Term Loan D, 7.63%, 6/29/12                      United States     2,980,781          2,983,106     0.28
                                                                                                            ------------------------
                                                                                                                  7,779,177     0.74
                                                                                                            ------------------------

    BEVERAGES: ALCOHOLIC
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13                  United States     4,000,000          4,005,600     0.38
    Southern Wine & Spirits of America Inc., Term Loan B, 6.864%, 5/31/12    United States     2,185,410          2,187,006     0.21
                                                                                                            ------------------------
                                                                                                                  6,192,606     0.59
                                                                                                            ------------------------

    BROADCASTING
    Alliance Atlantis Communications Inc., Term Loan C, 6.686%, 12/16/11     United States     2,947,500          2,935,150     0.28
    Cumulus Media Inc., Term Loan B, 7.32% - 7.366%, 6/07/13                 United States     2,385,506          2,397,171     0.23
    Entravision Communications Corp., Term Loan B, 6.86%, 3/29/13            United States     8,471,000          8,420,597     0.80
    Gray Television Inc.,
         2006-1 Incremental Facility Loan, 6.85%, 5/22/13                    United States     1,857,491          1,858,178     0.17
         Term Loan B, 6.85%, 11/22/12                                        United States     1,014,471          1,015,830     0.10
    LBI Media Inc., Term Loan B, 6.82% - 6.875%, 3/31/12                     United States       990,909            976,808     0.09
    Mission Broadcasting Inc., Term Loan B, 7.114%, 10/01/12                 United States     3,795,143          3,782,430     0.36
    NEP Supershooters LP, First Lien Term Loan, 9.32% - 9.37%, 2/03/11       United States       962,746            970,034     0.09
    Nexstar Broadcasting Inc., Term Loan B, 7.114%, 10/01/12                 United States     3,596,225          3,584,177     0.34
    NextMedia Inc.,
         Delay Draw, 7.32%, 11/15/12                                         United States       546,923            546,718     0.05
         Term Loan B, 7.32%, 11/15/12                                        United States     1,230,577          1,229,802     0.12
    Spanish Broadcasting System Inc., Term Loan B, 7.12%, 6/11/12            United States     1,965,000          1,954,527     0.18
                                                                                                            ------------------------
                                                                                                                 29,671,422     2.81
                                                                                                            ------------------------

    BUILDING PRODUCTS
    Euramax International Inc., Domestic Term Loan, 8.125%, 6/29/12          United States     3,113,702          3,129,582     0.30
    Goodman Global Holdings Inc., Term Loan C, 7.125%, 12/15/11              United States     2,352,887          2,344,981     0.22
    Headwaters Inc., Term Loan B, 7.32%, 4/30/11                             United States     1,974,710          1,973,604     0.19
    NCI Building Systems Inc., Term Loan B, 6.82% - 6.87%, 6/18/10           United States     2,246,060          2,245,791     0.21


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Nortek Inc., Term Loan, 7.35% - 9.25%, 8/27/11                           United States    10,824,339         10,831,700     1.02
                                                                                                            ------------------------
                                                                                                                 20,525,658     1.94
                                                                                                            ------------------------

    CABLE/SATELLITE TELEVISION
d,e Century Cable (Adelphia),
         Discretionary Term Loan, 10.25%, 12/31/09                           United States     4,500,000          4,365,000     0.41
         Term Loan B, 10.25%, 6/30/09                                        United States     3,000,000          2,910,000     0.28
    Charter Communications Operating LLC, Term Loan B, 7.985%, 4/28/13       United States     7,708,399          7,765,133     0.74
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.11% -
      7.121%, 3/29/13                                                        United States    12,098,525         12,132,764     1.15
    DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13                        United States     5,590,764          5,601,163     0.53
    Insight Midwest Holdings, Term Loan B, 7.61%, 4/02/14                    United States     7,900,000          7,946,373     0.75
    Intelsat Corp. (Panamsat), Term Loan B2, 7.36%, 1/03/14                  United States     4,901,403          4,958,064     0.47
    Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.36%, 6/30/13        United States     5,900,078          5,920,197     0.56
    MCC Iowa,
         Term Loan D-1, 7.12% - 7.27%, 1/31/15                               United States     3,882,513          3,889,540     0.37
         Term Loan D-2 (Delayed Draw), 7.12%, 1/31/15                        United States     1,200,000          1,202,172     0.11
    Mediacom Broadband (MCC Iowa), Term Loan A, 6.37%, 3/31/10               United States     2,265,000          2,240,742     0.21
    Mediacom LLC, Term Loan C, 7.12% - 7.27%, 1/31/15                        United States     2,287,500          2,291,640     0.22
    NTL Dover LLC, Tranche B4, 7.36%, 12/31/12                               United States     3,045,902          3,062,989     0.29
d,e Olympus Cable Holdings (Adelphia), Term Loan B, 10.25%, 9/30/10          United States     2,000,000          1,940,000     0.18
    UPC Financing Partnership,
         Term Loan J2, 7.37%, 3/31/13                                         Netherlands      4,661,000          4,683,093     0.44
         Term Loan K2, 7.37%, 12/31/13                                        Netherlands      4,661,000          4,683,093     0.44
                                                                                                            ------------------------
                                                                                                                 75,591,963     7.15
                                                                                                            ------------------------

    CASINOS/GAMING
    Boyd Gaming Corp., Term Loan B, 6.864%, 6/30/11                          United States       462,816            462,257     0.04
    CCM Merger Inc. (MotorCity Casino), Term Loan B, 7.35% -
      7.37%, 7/13/12                                                         United States     2,845,370          2,836,464     0.27
    Greektown Casinos LLC, Term Loan B, 7.89%, 12/03/12                      United States     2,670,692          2,685,087     0.25
    Herbst Gaming Inc., Term Loan B, 7.245%, 12/02/11                        United States       866,667            870,567     0.08
    Isle of Capri Black Hawk LLC, Term Loan, 7.36% - 7.374%, 10/24/11        United States     3,053,339          3,045,645     0.29
    Penn National Gaming Inc., Term Loan B, 7.10% - 7.15%, 10/03/12          United States     3,628,888          3,648,012     0.34
    Venetian Casino Resorts,
         Delay Draw, 7.12%, 6/15/11                                          United States       803,419            806,464     0.08
         Term Loan B, 7.12%, 6/15/11                                         United States     3,896,581          3,911,349     0.37
    VML US Finance LLC (Venetian Macau), Term Loan B, 8.12%, 5/26/13         United States     2,033,333          2,065,419     0.20
    Wimar Opco LLC, Term Loan B, 7.86%, 1/03/12                              United States     2,000,000          2,027,400     0.19
                                                                                                            ------------------------
                                                                                                                 22,358,664     2.11
                                                                                                            ------------------------

    CHEMICALS: AGRICULTURAL
    Mosaic Co., Term Loan B, 7.098% - 7.125%, 12/01/13                       United States       800,000            800,744     0.08
                                                                                                            ------------------------

    CHEMICALS: MAJOR DIVERSIFIED
    Basell BV,
         Term Loan B4, 7.595%, 8/01/13                                        Netherlands        100,000            100,807     0.01
         Term Loan C4, 8.345%, 8/01/14                                        Netherlands        100,000            100,880     0.01


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Basell USA Inc.,
         Term Loan B2, 7.595%, 8/01/13                                       United States       500,000            504,550     0.05
         Term Loan C2, 8.345%, 8/01/14                                       United States       500,000            504,400     0.05
    BCP Crystal U.S. Holdings Corp. (Celanese), Term Loan B,
      7.114%, 4/06/11                                                        United States     5,200,476          5,218,158     0.49
    Huntsman International LLC, Term Loan B, 7.07%, 8/16/12                  United States     8,086,114          8,100,427     0.77
    Ineos U.S. Finance LLC,
         Term Loan B2, 7.611%, 12/16/13                                      United States     1,683,000          1,697,474     0.16
         Term Loan C2, 8.111%, 12/23/14                                      United States     1,683,000          1,697,692     0.16
    Invista Canada Co., Term Loan B2, 6.875%, 4/29/11                           Canada           997,082            999,814     0.09
    Invista SARL, Term Loan B1, 6.875%, 4/29/11                               Luxembourg       1,881,024          1,886,178     0.18
    Lyondell Chemical Co., Term Loan, 7.121%, 8/16/13                        United States     8,678,250          8,695,780     0.82
                                                                                                            ------------------------
                                                                                                                 29,506,160     2.79
                                                                                                            ------------------------

    CHEMICALS: SPECIALTY
    Brenntag Holding GmbH & Co. KG,
         Acquisition Facility, 7.887%, 1/20/14                                  Germany          451,636            453,895     0.04
         Term Loan B2, 7.887%, 1/20/14                                       United States     1,848,364          1,856,885     0.18
    Compass Minerals Group Inc., Term Loan, 6.86% - 6.87%, 12/22/12          United States     2,891,981          2,899,934     0.27
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%, 5/03/13             Netherlands      2,659,410          2,670,633     0.25
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%, 5/03/13          United States    12,242,457         12,294,120     1.16
    ISP Chemco Inc., Term Loan, 7.375%, 2/16/13                              United States     2,084,250          2,088,210     0.20
    JohnsonDiversey Inc.,
         Delay Draw, 7.87%, 12/16/10                                         United States       178,033            178,245     0.02
         Term Loan B, 7.87%, 12/16/11                                        United States     2,484,414          2,490,948     0.23
    Nalco Co., Term Loan B, 7.07% - 7.14%, 11/04/10                          United States     6,439,787          6,471,471     0.61
    Rockwood Specialties Group Inc., Term Loan E, 7.36%, 7/30/12             United States     3,219,176          3,239,328     0.31
    Vertellus Specialties Inc., First Lien Term Loan, 8.61% -
      8.62%, 7/10/13                                                         United States     2,189,000          2,185,520     0.21
                                                                                                            ------------------------
                                                                                                                 36,829,189     3.48
                                                                                                            ------------------------

    COAL
    Alpha Natural Resources LLC, Term Loan B, 7.114%, 10/26/12               United States     2,277,000          2,276,658     0.22
                                                                                                            ------------------------

    COMMERCIAL PRINTING/FORMS
    Cenveo Corp., Term Loan B, 7.36% - 7.365%, 6/21/13                       United States     1,592,000          1,592,605     0.15
                                                                                                            ------------------------

    CONSUMER SUNDRIES
    Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12                    United States     3,212,764          3,221,310     0.31
    Chattem Inc., Term Loan B, 7.11% - 9.00%, 1/02/12                        United States     1,200,000          1,202,760     0.11
    Nutro Products Inc., Term Loan B, 7.364%, 4/26/13                        United States     2,719,426          2,720,323     0.26
                                                                                                            ------------------------
                                                                                                                  7,144,393     0.68
                                                                                                            ------------------------

    CONTAINERS/PACKAGING
    Altivity Packaging LLC (Bluegrass Container Co.),
         Delayed Draw First Lien Term Loan, 7.576% - 7.614%, 6/30/13         United States     1,008,267          1,014,760     0.10
         First Lien Term Loan, 7.576% - 7.614%, 6/30/13                      United States     3,369,733          3,393,119     0.32
    Berry Plastics Holding Corp., Term Loan B, 7.11%, 9/20/13                United States       698,250            698,906     0.07
    BWAY Corp., Term Loan B, 7.188%, 7/17/13                                 United States     1,248,947          1,250,171     0.12


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Graham Packaging Co.,
         First Lien Term Loan, 7.625%, 10/07/11                              United States     7,840,130          7,905,909     0.75
         Incremental Term Loan B, 7.688%, 10/07/11                           United States       893,165            900,337     0.08
    Smurfit-Stone Container Canada Inc.,
         Term Loan C, 7.625%, 11/01/11                                          Canada           631,353            637,515     0.06
         Term Loan C-1, 7.625%, 11/01/11                                        Canada           211,338            215,078     0.02
    Smurfit-Stone Container Enterprises,
         L/C Term Loan, 5.222%, 11/01/10                                     United States       261,990            264,068     0.02
         Term Loan B, 7.625%, 11/01/11                                       United States     1,035,581          1,045,689     0.10
                                                                                                            ------------------------
                                                                                                                 17,325,552     1.64
                                                                                                            ------------------------

    DATA PROCESSING SERVICES
    InfoUSA Inc., Term Loan B, 7.12%, 2/14/12                                United States     2,930,553          2,935,359     0.28
                                                                                                            ------------------------

    DEPARTMENT STORES
    Neiman Marcus Group Inc., Term Loan, 7.595% - 7.603%, 4/06/13            United States     1,933,840          1,945,791     0.18
                                                                                                            ------------------------

    DRUG STORE CHAINS
    The Jean Coutu Group (PJC) Inc., Term Loan B, 7.875%, 7/30/11               Canada         1,109,792          1,111,035     0.11
                                                                                                            ------------------------

    ELECTRIC UTILITIES
    Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.35% -
      7.37%, 2/23/13                                                         United States     1,137,576          1,145,767     0.11
  f Infrastrux Group Inc., Term Loan, 8.57%, 11/03/12                        United States       747,218            748,391     0.07
    LSP General Finance Co. LLC,
         Delay Draw, 7.114%, 5/04/13                                         United States        91,193             91,315     0.01
         Term Loan, 7.114%, 5/04/13                                          United States     2,119,659          2,122,499     0.20
    Midwest Generation LLC, Term Loan, 6.83% - 6.86%, 4/27/11                United States     1,456,378          1,465,247     0.14
    NRG Energy Inc.,
         Credit Link, 7.364%, 2/01/13                                        United States     4,053,333          4,092,326     0.39
         Term Loan B, 7.364%, 2/01/13                                        United States     7,594,444          7,667,275     0.72
    TPF Generation Holdings LLC,
         Synthetic LC, 7.37%, 12/15/13                                       United States       150,543            151,168     0.01
         Synthetic Revolver, 7.37%, 12/15/11                                 United States        47,192             47,388   0.00 g
         Term Loan, 7.37%,12/15/13                                           United States       802,265            805,595     0.08
                                                                                                            ------------------------
                                                                                                                 18,336,971     1.73
                                                                                                            ------------------------

    ELECTRICAL PRODUCTS
    EnerSys Capital Inc., Term Loan D, 7.32% - 7.44%, 3/17/11                United States     2,664,083          2,675,939     0.25
                                                                                                            ------------------------

    ELECTRONIC COMPONENTS
    Freescale Semiconductor Inc., Term Loan B, 7.369%, 12/02/13              United States     6,500,000          6,537,115     0.62
    Marvell Technology Group Ltd., Term Loan, 7.35%, 11/09/09                   Bermuda        3,688,438          3,694,228     0.35
    Sanmina-SCI Corp., Term Loan, 7.875%, 1/31/08                            United States     1,800,000          1,804,428     0.17
                                                                                                            ------------------------
                                                                                                                 12,035,771     1.14
                                                                                                            ------------------------

    ELECTRONICS/APPLIANCES
    DEI Sales Inc., Term Loan B, 7.821% - 7.864%, 9/22/13                    United States     2,388,000          2,393,755     0.23


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Eastman Kodak Co.,
         Term Loan B1, 7.57%, 10/18/12                                       United States     1,904,626          1,906,969     0.18
         Term Loan B2 (Delayed Draw), 7.57%, 10/18/12                        United States     3,327,857          3,331,850     0.31
    Jarden Corp.,
         Term Loan B1, 7.364%, 1/24/12                                       United States       749,477            751,314     0.07
         Term Loan B2, 7.114%, 1/24/12                                       United States     5,286,035          5,291,585     0.50
                                                                                                            ------------------------
                                                                                                                 13,675,473     1.29
                                                                                                            ------------------------

    ENVIRONMENTAL SERVICES
    Allied Waste North America Inc.,
         Credit Link, 5.322%, 1/15/12                                        United States     3,156,316          3,179,672     0.30
         Term Loan B, 7.12% - 7.21%, 1/15/12                                 United States     7,117,595          7,170,265     0.68
    Casella Waste Systems Inc., Term Loan B, 7.368% - 7.37%, 4/28/10         United States     1,100,000          1,103,267     0.10
    EnviroSolutions Inc., Term Loan B, 8.89%, 7/07/12                        United States     2,830,882          2,857,181     0.27
    IESI Corp., Term Loan B, 7.11% - 7.121%, 1/20/12                         United States     1,900,000          1,899,145     0.18
    Safety-Kleen Systems Inc.,
         Synthetic L/C, 7.875%, 8/02/13                                      United States       330,508            331,338     0.03
         Term Loan B, 7.875%, 8/02/13                                        United States     1,166,568          1,169,496     0.11
    Synagro Technologies Inc.,
         Delay Draw, 7.626%, 6/21/12                                         United States       185,714            185,764     0.02
         Term Loan B, 7.626%, 6/21/12                                        United States     1,114,286          1,114,587     0.11
                                                                                                            ------------------------
                                                                                                                 19,010,715     1.80
                                                                                                            ------------------------

    FINANCE/RENTAL/LEASING
    Ashtead Holdings LLC, Term Loan, 7.125%, 8/31/11                         United States     1,600,000          1,596,208     0.15
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12                    United States     4,772,143          4,740,456     0.45
    Baker Tanks Inc., Term Loan, 7.57%, 11/23/12                             United States       661,272            663,289     0.06
    RSC Holdings III, ABL Term Loan, 7.10% - 7.12%, 11/30/12                 United States     3,491,250          3,487,479     0.33
                                                                                                            ------------------------
                                                                                                                 10,487,432     0.99
                                                                                                            ------------------------

    FINANCIAL CONGLOMERATES
    Nasdaq Stock Market Inc.,
         Incremental Term Loan B, 7.07% - 7.114%, 4/18/12                    United States       698,250            699,346     0.06
         Term Loan B, 7.07% - 7.114%, 4/18/12                                United States     3,262,040          3,267,259     0.31
         Term Loan C (Delayed Draw), 7.07% - 7.114%, 4/18/12                 United States     1,890,928          1,893,954     0.18
                                                                                                            ------------------------
                                                                                                                  5,860,559     0.55
                                                                                                            ------------------------

    FOOD DISTRIBUTORS
    OSI Group LLC,
         Dutch Term Loan, 7.364%, 9/02/11                                     Netherlands        543,056            542,382     0.05
         German Term Loan, 7.364%, 9/02/11                                      Germany          434,444            433,906     0.04
         U.S. Term Loan, 7.364%, 9/02/11                                     United States       977,500            976,288     0.09
                                                                                                            ------------------------
                                                                                                                  1,952,576     0.18
                                                                                                            ------------------------

    FOOD: MAJOR DIVERSIFIED
    Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 8.10%, 6/30/08       United States       604,185            607,581     0.06
    Del Monte Foods Co., Term Loan B, 6.82% - 6.86%, 2/08/12                 United States     3,738,559          3,740,054     0.35


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Dole Food Co. Inc., Term Loan B, 7.438% - 9.25%, 4/12/13                 United States       807,956            809,039     0.08
    Pinnacle Foods Group Inc., Term Loan B, 7.36%, 11/25/10                  United States     4,512,361          4,513,128     0.43
    Solvest Ltd. (Dole),
         L/C, 5.23%, 4/12/13                                                    Bermuda          361,805            362,290     0.03
         Term Loan C, 7.438% - 9.25%, 4/12/13                                   Bermuda        2,693,187          2,696,796     0.25
                                                                                                            ------------------------
                                                                                                                 12,728,888     1.20
                                                                                                            ------------------------

    FOOD: MEAT/FISH/DAIRY
    Bumble Bee Foods LLC, Term Loan B, 7.11% - 7.125%, 5/02/12               United States       800,000            799,880     0.07
    Michael Foods Inc., Term Loan B1, 7.35%, 11/21/10                        United States       806,771            806,642     0.08
                                                                                                            ------------------------
                                                                                                                  1,606,522     0.15
                                                                                                            ------------------------

    FOOD: SPECIALTY/CANDY
    CBRL Group (Cracker Barrel), Term Loan B1, 6.85% - 6.87%, 4/27/13        United States     2,730,339          2,734,079     0.26
    Herbalife International Inc., Term Loan B, 6.82%, 7/21/13                United States     1,884,750          1,886,503     0.18
                                                                                                            ------------------------
                                                                                                                  4,620,582     0.44
                                                                                                            ------------------------

    HOME FURNISHINGS
    Knoll Inc., Term Loan, 7.114%, 10/03/12                                  United States     1,468,950          1,466,041     0.14
    National Bedding Co. LLC, Term Loan, 7.35% - 7.37%, 8/31/11              United States     2,444,661          2,458,546     0.23
    Simmons Bedding Company, Term Loan D, 7.375% - 7.438%, 12/19/11          United States     2,328,389          2,345,014     0.22
                                                                                                            ------------------------
                                                                                                                  6,269,601     0.59
                                                                                                            ------------------------

    HOME IMPROVEMENT CHAINS
    Harbor Freight Tools USA Inc., Term Loan C, 7.123%, 7/15/10              United States     3,637,417          3,619,703     0.34
                                                                                                            ------------------------

    HOMEBUILDING
    CONTECH Construction Products Inc., Term Loan B, 7.32% - 7.35%,
      1/31/13                                                                United States     2,999,566          3,012,524     0.28
    Lanoga Corp. (Pro-Build Holdings), Term Loan B, 7.114%, 6/29/13          United States     2,786,018          2,786,909     0.26
    Propex Fabrics Inc., Term Loan B, 8.32%, 7/31/12                         United States       927,305            923,948     0.09
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36% -
      7.364%, 4/05/13                                                           Canada         5,497,317          5,469,611     0.52
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36% -
      7.364%, 4/05/13                                                        United States     5,506,683          5,478,929     0.52
                                                                                                            ------------------------
                                                                                                                 17,671,921     1.67
                                                                                                            ------------------------

    HOSPITAL/NURSING MANAGEMENT
    HCA Inc., Term Loan B, 8.114%, 11/18/13                                  United States    13,300,000         13,394,430     1.27
    Iasis Healthcare LLC, Term Loan B, 7.57% - 7.614%, 6/22/11               United States     3,037,423          3,060,629     0.29
    LifePoint Hospitals Inc., Term Loan B, 6.945%, 4/15/12                   United States     9,454,100          9,442,566     0.89
    Vanguard Health Holding Co. II LLC, Term Loan C, 7.614%, 9/23/11         United States     5,395,794          5,449,752     0.51
                                                                                                            ------------------------
                                                                                                                 31,347,377     2.96
                                                                                                            ------------------------

    HOUSEHOLD/PERSONAL CARE
    Acco Brands Corp., Term Loan B, 7.058% - 7.115%, 8/17/12                 United States     2,250,180          2,251,148     0.21
    American Safety Razor Co., Term Loan B, 7.86% - 7.88%, 7/31/13           United States       497,500            500,236     0.05
    Prestige Brands Inc., Term Loan B, 7.71%, 4/06/11                        United States     1,884,321          1,891,048     0.18
    Spectrum Brands Inc., Term Loan B, 8.57% - 8.63%, 2/06/12                United States     3,155,299          3,170,795     0.30
                                                                                                            ------------------------
                                                                                                                  7,813,227     0.74
                                                                                                            ------------------------


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    INDUSTRIAL CONGLOMERATES
    Amsted Industries Inc., Term Loan B, 7.36% - 7.37%, 4/05/13              United States     1,085,128          1,087,092     0.10
    Day International Group Inc., Term Loan B, 7.86%, 12/05/12               United States       671,730            675,969     0.06
    FCI USA,
         Term Loan B 1, 7.867%, 11/01/13                                     United States     1,350,000          1,363,581     0.13
         Term Loan C 1, 8.617%, 10/31/14                                     United States     1,350,000          1,363,891     0.13
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.86%, 11/09/13            United States     2,200,000          2,209,856     0.21
    TriMas Co. LLC,
         Term Loan B, 8.11%, 2/28/12                                         United States     2,954,682          2,967,978     0.28
         Tranche B-1 L/C, 8.125%, 8/02/13                                    United States       683,559            686,354     0.07
                                                                                                            ------------------------
                                                                                                                 10,354,721     0.98
                                                                                                            ------------------------

    INDUSTRIAL MACHINERY
    CI Acquisition Inc. (Chart Industries), Term Loan B, 7.375% -
      7.438%, 10/17/12                                                       United States     1,443,992          1,445,090     0.14
    Colfax Corp., Term Loan B, 7.125%, 11/30/11                              United States     2,480,292          2,481,880     0.23
    Dresser Inc., Term Loan B, 8.125%, 10/31/13                              United States     5,517,353          5,573,188     0.53
    Flowserve Corp., Term Loan B, 6.875%, 8/10/12                            United States     3,070,209          3,077,055     0.29
    Mueller Group, Term Loan B, 7.36% - 7.618%, 10/03/12                     United States     2,842,079          2,855,863     0.27
    RBS Global Inc. (Rexnord Corp.), Term Loan, 7.875%, 7/19/13              United States     2,901,639          2,904,396     0.27
    Sensus Metering Systems Inc.,
         Term Loan B1, 7.36% - 7.387%, 12/17/10                              United States     5,189,199          5,178,249     0.49
         Term Loan B2, 7.344% - 7.466%, 12/17/10                              Luxembourg         689,280            687,598     0.07
                                                                                                            ------------------------
                                                                                                                 24,203,319     2.29
                                                                                                            ------------------------

    INDUSTRIAL SPECIALTIES
    Babcock and Wilcox Co.,
         Delay Draw, 8.32%, 2/22/12                                          United States     3,400,000          3,402,482     0.32
         Synthetic L/C, 5.264%, 2/22/12                                      United States       800,000            803,216     0.08
                                                                                                            ------------------------
                                                                                                                  4,205,698     0.40
                                                                                                            ------------------------

    INFORMATION TECHNOLOGY SERVICES
    Verifone Inc., Term Loan B, 7.10% - 7.12%, 10/31/13                      United States     1,600,000          1,603,888     0.15
                                                                                                            ------------------------

    INSURANCE BROKERS/SERVICES
    Alliant Resources Group Inc.,
         First Lien Term Loan, 6.938%, 11/30/11                              United States       891,000            892,577     0.09
         Term Loan C, 8.375%, 11/30/11                                       United States     1,000,000          1,001,770     0.10
    Arrowhead General Insurance Agency Inc., First Lien Term Loan,
      8.37%, 8/08/12                                                         United States     1,097,250          1,101,047     0.10
    HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan,
      7.845% - 7.86%, 11/11/11                                               United States     1,091,750          1,097,514     0.10
                                                                                                            ------------------------
                                                                                                                  4,092,908     0.39
                                                                                                            ------------------------

    INVESTMENT BANKS/BROKERS
    Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12                   United States     6,528,727          6,543,874     0.62
    BNY ConvergEx Group LLC, First Lien Term Loan, 8.36%, 10/02/13           United States     4,178,571          4,192,737     0.40
    LPL Holdings Inc., Term Loan C, 8.114%, 6/28/13                          United States     1,736,875          1,746,115     0.16
                                                                                                            ------------------------
                                                                                                                 12,482,726     1.18
                                                                                                            ------------------------


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    LIFE/HEALTH INSURANCE
    Conseco Inc., Term Loan, 7.32%, 10/10/13                                 United States     2,892,750          2,904,408     0.28
                                                                                                            ------------------------

    MAJOR TELECOMMUNICATIONS
    Alaska Communications Systems Holdings Inc.,
         2006-1 Incremental Facility Loan, 7.114%, 2/01/12                   United States       300,000            299,874     0.03
         Incremental Term Loan, 7.114%, 2/01/12                              United States       728,567            729,470     0.07
         Term Loan, 7.114%, 2/01/12                                          United States     2,357,133          2,360,056     0.22
    Consolidated Communications Inc., Term Loan D, 7.364% - 7.373%,
      10/14/11                                                               United States     2,000,000          2,001,960     0.19
    Wind Telecomunicazioni SpA,
         Term Loan B, 8.668%, 9/30/13                                            Italy         3,150,000          3,163,010     0.30
         Term Loan C, 8.168%, 9/30/14                                            Italy         3,150,000          3,171,168     0.30
                                                                                                            ------------------------
                                                                                                                 11,725,538     1.11
                                                                                                            ------------------------
    MARINE SHIPPING
    Horizon Lines LLC, Term Loan C, 7.62%, 7/07/11                           United States     1,750,512          1,754,888     0.17
                                                                                                            ------------------------

    MEDICAL DISTRIBUTORS
    VWR International Inc., Term Loan B, 7.61%, 4/07/11                      United States     1,708,641          1,709,547     0.16
                                                                                                            ------------------------

    MEDICAL SPECIALTIES
    DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13                         United States     3,085,500          3,077,416     0.29
    Kyphon Inc., Term Loan B, 7.57%, 1/17/14                                 United States     1,600,000          1,600,784     0.15
                                                                                                            ------------------------
                                                                                                                  4,678,200     0.44
                                                                                                            ------------------------

    MEDICAL/NURSING SERVICES
    AMR Holdco/EmCare Holdco, Term Loan B, 7.376% - 7.386%, 2/10/12          United States     2,361,781          2,369,433     0.22
    DaVita Inc., Term Loan B, 7.32% - 7.69%, 10/05/12                        United States    11,576,032         11,669,451     1.10
    Fresenius Medical Care Holdings Inc., Term Loan B, 6.739% -
      6.745%, 3/31/13                                                        United States    13,200,250         13,142,829     1.24
    HealthSouth Corp., Term Loan B, 8.61%, 3/10/13                           United States     4,776,000          4,827,046     0.46
    US Oncology Inc., Term Loan B, 7.62% - 7.625%, 8/20/11                   United States     2,084,182          2,090,372     0.20
                                                                                                            ------------------------
                                                                                                                 34,099,131     3.22
                                                                                                            ------------------------

    MISCELLANEOUS COMMERCIAL SERVICES
    Acosta Inc., Term Loan B, 8.07%, 7/26/13                                 United States     2,228,800          2,245,650     0.21
    Acxiom Corp., Term Loan B, 7.07% - 7.11%, 9/14/12                        United States     2,892,750          2,904,350     0.27
    Affiliated Computer Services Inc.,
         Additional Term Loan, 7.35% - 7.369%, 3/20/13                       United States     5,368,013          5,380,413     0.51
         Term Loan B, 7.345%, 3/20/13                                        United States     1,287,000          1,289,973     0.12
    Alix Partners LLP, Term Loan, 7.86%, 10/12/13                            United States     2,700,000          2,707,857     0.26
    Alliance Laundry Systems LLC, Term Loan, 7.57% - 7.60%, 1/27/12          United States       521,278            523,160     0.05
    American Reprographics, Term Loan C, 7.07% - 7.12%, 6/18/09              United States     2,814,984          2,819,882     0.27
  h Aramark Corp.,
         Synthetic LC, 9.375%, 1/26/14                                       United States       533,316            539,508     0.05
         Term Loan B, 9.375%, 1/26/14                                        United States     7,566,684          7,654,533     0.72
    Audatex North America Inc., Term Loan B, 7.61%, 4/13/13                  United States     1,144,250          1,149,651     0.11
  h Brickman Group Holdings Inc., Term Loan B, 9.25%, 1/25/14                United States     2,900,000          2,909,338     0.27


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Buhrmann U.S. Inc.,
         Term Loan D-1 Anton, 7.111%, 12/23/10                               United States     2,000,000          2,003,000     0.19
         Term Loan D-1, 7.111% - 7.12%, 12/23/10                             United States     3,900,000          3,906,162     0.37
    CCC Information Services Group Inc., Term Loan B, 7.87%, 2/10/13         United States     3,593,596          3,611,564     0.34
    Coinmach Corp., Term Loan B-1, 7.875%, 12/19/12                          United States     1,493,947          1,506,930     0.14
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
      Term Loan, 7.845%, 10/26/12                                            United States     5,187,000          5,218,900     0.49
    Duratek Inc. (EnergySolutions), Term Loan B, 7.63%, 6/07/13              United States     1,027,921          1,032,947     0.10
    Emdeon Business Services LLC, First Lien Term Loan, 7.87%, 11/16/13      United States     2,483,444          2,492,036     0.24
    EnergySolutions LLC,
         Synthetic L/C, 7.57%, 6/07/13                                       United States       108,318            108,847     0.01
         Term Loan B, 7.63%, 6/07/13                                         United States     2,269,992          2,281,092     0.22
    Language Lines Inc., Term Loan B, 8.60%, 6/11/11                         United States     1,451,773          1,466,290     0.14
    Nielsen Finance LLC (VNU Inc.), Term Loan B, 8.19%, 8/09/13              United States     9,975,000         10,049,713     0.95
    RGIS Holdings LLC, Term Loan B, 7.564%, 12/31/12                         United States     3,168,238          3,168,079     0.30
    TDS Investor Corp. (Travelport),
         Synthetic L/C, 7.864%, 8/23/13                                      United States       535,332            538,555     0.05
         Term Loan B, 7.864%, 8/23/13                                        United States     5,451,006          5,483,822     0.52
    Workflow Management Inc., Term Loan B, 9.36%, 11/30/11                   United States     1,702,158          1,701,001     0.16
    Worldspan LP, Term Loan B, 8.57% - 8.595%, 12/07/13                      United States     2,600,000          2,612,818     0.25
                                                                                                            ------------------------
                                                                                                                 77,306,071     7.31
                                                                                                            ------------------------

    MOVIES/ENTERTAINMENT
    24 Hour Fitness Worldwide Inc., Term Loan B, 7.86% - 7.87%, 6/08/12      United States     1,985,000          1,983,769     0.19
    Carmike Cinemas Inc., Delay Draw, 8.60%, 5/19/12                         United States     1,851,859          1,869,414     0.18
    Cinemark USA Inc., Term Loan, 7.38%, 10/05/13                            United States     2,992,500          3,009,258     0.28
    Cinram International, Term Loan B, 7.118%, 5/05/11                          Canada         2,683,089          2,654,648     0.25
    Regal Cinemas Corp., Term Loan, 7.114%, 10/27/13                         United States    12,120,790         12,163,940     1.15
    WMG Acquisition Corp. (Warner Music), Term Loan B, 7.36% - 7.409%,
      3/01/11                                                                United States     5,418,642          5,438,908     0.51
                                                                                                            ------------------------
                                                                                                                 27,119,937     2.56
                                                                                                            ------------------------

    OIL & GAS PIPELINES
    El Paso Corp., Deposit Loan, 7.322%, 7/29/11                             United States     1,334,520          1,341,593     0.13
                                                                                                            ------------------------

    OIL & GAS PRODUCTION
    Helix Energy Solutions Group, Term Loan B, 7.32% - 7.36%, 7/01/13        United States     5,074,347          5,073,535     0.48
    W&T Offshore Inc., Term Loan B, 7.62%, 5/26/10                           United States     1,200,000          1,202,532     0.11
                                                                                                            ------------------------
                                                                                                                  6,276,067     0.59
                                                                                                            ------------------------

    OIL REFINING/MARKETING
    Citgo Petroleum Corp., Term Loan B, 6.677%, 11/15/12                     United States     4,499,579          4,502,144     0.43
    Coffeyville Resources LLC,
         Synthetic LC, 8.36%, 12/28/10                                       United States       518,919            521,410     0.05
         Term Loan D, 8.36%, 12/28/13                                        United States     2,681,081          2,694,647     0.25
    Niska Gas Storage Canada ULC (C/R Gas),
         Asset Sale Term Loan, 7.07% - 7.103%, 5/13/11                          Canada           562,625            561,927     0.05
         Canadian Term Loan, 7.103% 7.171%, 5/12/13                             Canada         3,177,091          3,171,849     0.30


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Niska Gas Storage U.S. LLC (C/R Gas),
         Delay Draw, 7.103%, 5/12/13                                         United States       406,255            404,979     0.04
         U.S. Term Loan, 7.103% - 7.171%, 5/12/13                            United States       606,327            604,726     0.06
                                                                                                            ------------------------
                                                                                                                 12,461,682     1.18
                                                                                                            ------------------------

    OTHER CONSUMER SERVICES
    Affinion Group, Term Loan B, 7.82% - 7.873%, 10/17/12                    United States     7,023,256          7,097,000     0.67
    Education Management LLC, Term Loan B, 7.875%, 5/31/13                   United States     2,583,259          2,601,962     0.25
    FTD Inc., Term Loan B, 7.32%, 7/28/13                                    United States     1,426,250          1,431,327     0.13
    Hertz Corp.,
         Credit Link, 5.365%, 12/21/12                                       United States       544,444            545,653     0.05
         Term Loan B, 7.32% - 7.37%, 12/21/12                                United States     4,314,874          4,324,453     0.41
    Protection One Inc., Term Loan C, 7.82% - 7.87%, 3/31/12                 United States       925,935            929,667     0.09
    VICAR Operating Inc. (Veterinary Centers), Term Loan B, 6.875%,
      5/16/11                                                                United States       949,443            952,368     0.09
                                                                                                            ------------------------
                                                                                                                 17,882,430     1.69
                                                                                                            ------------------------

    OTHER CONSUMER SPECIALTIES
    Tupperware Corp., Term Loan B, 6.86%, 12/05/12                           United States     6,994,722          6,960,938     0.66
    Visant Holding Corp. (Jostens IH Corp.), Term Loan C, 7.372%,
      12/21/11                                                               United States     3,086,597          3,098,079     0.29
    Waterpik Technologies Inc., First Lien Term Loan, 7.62%, 6/28/13         United States       721,851            719,988     0.07
                                                                                                            ------------------------
                                                                                                                 10,779,005     1.02
                                                                                                            ------------------------

    OTHER METALS/MINERALS
    Thompson Creek Metals Co., First Lien Term Loan, 10.13%, 10/26/12        United States     3,400,000          3,448,960     0.33
                                                                                                            ------------------------

    OTHER PHARMACEUTICALS
    Stiefel Laboratories Inc., First Lien Term Loan, 7.61%, 12/28/13         United States     1,416,533          1,423,162     0.13
                                                                                                            ------------------------

    OTHER TRANSPORTATION
    Laidlaw International Inc., Term Loan B, 7.11%, 7/31/13                  United States     1,045,500          1,050,979     0.10
    Laidlaw Transit Inc., Term Loan B, 7.11%, 7/31/13                           Canada           348,500            350,326     0.03
                                                                                                            ------------------------
                                                                                                                  1,401,305     0.13
                                                                                                            ------------------------

    PACKAGED SOFTWARE
    Infor Global Solutions,
         Delayed Draw First Lien Term Loan, 9.12%, 7/28/12                   United States       900,000            904,590     0.09
         First Lien Term Loan, 9.12%, 7/28/12                                United States     1,725,000          1,734,539     0.16
    SunGard Data Systems Inc., Term Loan, 7.875%, 2/11/13                    United States    12,152,930         12,279,807     1.16
                                                                                                            ------------------------
                                                                                                                 14,918,936     1.41
                                                                                                            ------------------------

    PERSONNEL SERVICES
    Allied Security Holdings LLC, Term Loan D, 8.37%, 6/30/10                United States       896,924            899,704     0.09
    U.S. Investigations Services Inc.,
         Term Loan B, 7.87%, 10/14/12                                        United States     1,594,025          1,598,074     0.15
         Term Loan C, 7.87%, 10/14/12                                        United States     1,384,699          1,388,217     0.13
                                                                                                            ------------------------
                                                                                                                  3,885,995     0.37
                                                                                                            ------------------------


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    PROPERTY-CASUALTY INSURANCE
  h Affirmative Insurance Holdings Inc., Term Loan, 10.75%, 12/31/13         United States     1,900,000          1,907,505     0.18
                                                                                                            ------------------------

    PUBLISHING: BOOKS/MAGAZINES
    IDEARC Inc. (Verizon Corp.), Term Loan B, 7.33%, 11/17/14                United States     9,500,000          9,576,855     0.91
    Wenner Media LLC, Term Loan B, 7.114%, 10/02/13                          United States     1,296,750          1,298,617     0.12
                                                                                                            ------------------------
                                                                                                                 10,875,472     1.03
                                                                                                            ------------------------

    PUBLISHING: NEWSPAPERS
    MediaNews Group Inc.,
         Term Loan B, 6.57%, 12/30/10                                        United States       904,230            893,171     0.08
         Term Loan C, 7.07%, 6/30/13                                         United States     1,890,500          1,885,528     0.18
                                                                                                            ------------------------
                                                                                                                  2,778,699     0.26
                                                                                                            ------------------------

    PULP & PAPER
    Boise Cascade LLC, Term Loan D, 7.094% - 7.125%, 10/28/11                United States     1,198,179          1,205,980     0.12
    Georgia-Pacific Corp.,
         Additional Term Loan, 7.114%, 12/20/12                              United States     2,430,556          2,448,882     0.23
         Term Loan B, 7.345% - 7.364%, 12/20/12                              United States     7,679,595          7,737,038     0.73
    NewPage Corp., Term Loan, 7.625%, 5/02/11                                United States     3,485,291          3,515,299     0.33
    Verso Paper Holdings LLC, Term Loan B, 7.125%, 8/01/13                   United States     2,638,364          2,638,364     0.25
                                                                                                            ------------------------
                                                                                                                 17,545,563     1.66
                                                                                                            ------------------------

    RAILROADS
    Helm Financial Corp., Term Loan B, 7.87% - 7.875%, 7/08/11               United States     1,233,540          1,235,687     0.12
    Kansas City Southern Railway Co., Term Loan B, 7.07% - 7.11%, 4/26/13    United States     2,143,437          2,142,044     0.20
    RailAmerica Transportation Corp.,
         Canadian Term Loan, 7.375%, 9/29/11                                    Canada            38,914             39,014    0.00g
         U.S. Term Loan, 7.375%, 9/29/11                                     United States       327,967            328,806     0.03
                                                                                                            ------------------------
                                                                                                                  3,745,551     0.35
                                                                                                            ------------------------

    REAL ESTATE DEVELOPMENT
    Standard Pacific Corp., Term Loan B, 6.873%, 5/05/13                     United States     1,800,000          1,774,746     0.17
    SunCal Master I LLC, Term Loan B, 8.61%, 1/19/10                         United States       474,861            471,703     0.04
                                                                                                            ------------------------
                                                                                                                  2,246,449     0.21
                                                                                                            ------------------------

    REAL ESTATE INVESTMENT TRUSTS
    Capital Automotive REIT, Term Loan B, 7.08%, 12/10/10                    United States     3,001,400          3,033,065     0.29
    CB Richard Ellis Services Inc., Term Loan B, 6.845% - 6.85%,
      12/20/13                                                               United States     4,500,000          4,511,700     0.43
    General Growth Properties Inc., Term Loan A-1, 6.57% - 6.657%,
      2/24/10                                                                United States     3,850,000          3,825,629     0.36
    Lion Gables Realty LP, Term Loan B, 7.07%, 3/30/07                       United States       107,368            107,388     0.01
    Macerich Co., Term Loan B, 6.875%, 4/26/10                               United States     3,500,000          3,491,705     0.33
    Newkirk Master LP, Term Loan B, 7.076%, 8/11/08                          United States     1,968,836          1,968,285     0.18
                                                                                                            ------------------------
                                                                                                                 16,937,772     1.60
                                                                                                            ------------------------

    RECREATIONAL PRODUCTS
    Fender Musical Instruments, Term Loan B, 8.08%, 3/30/12                  United States     1,077,841          1,081,312     0.10


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    Mega Bloks Inc., Term Loan B, 7.125% - 7.188%, 7/26/12                      Canada         2,068,500          2,069,245     0.20
    PlayPower Inc., Term Loan B, 8.11% - 8.12%, 6/30/12                      United States       650,000            653,276     0.06
    Samsonite Corp., Term Loan B, 7.62%, 12/21/13                            United States     1,300,000          1,308,866     0.12
                                                                                                            ------------------------
                                                                                                                  5,112,699     0.48
                                                                                                            ------------------------

    RESTAURANTS
    Arby's Restaurant Holdings LLC, Term Loan B, 7.57% - 7.614%, 7/25/12     United States     5,055,355          5,055,254     0.48
    Dominos Inc., Term Loan B, 6.875%, 6/25/10                               United States     1,670,459          1,666,316     0.16
                                                                                                            ------------------------
                                                                                                                  6,721,570     0.64
                                                                                                            ------------------------

    SEMICONDUCTORS
    Advanced Micro Devices Inc., Term Loan B, 7.62%, 12/31/13                United States     4,077,872          4,110,087     0.39
    Fairchild Semiconductor Corp., Term Loan, 6.864%, 6/26/13                United States     1,950,387          1,950,231     0.18
    Spansion LLC, Term Loan, 8.375%, 11/03/12                                United States     1,900,000          1,904,731     0.18
                                                                                                            ------------------------
                                                                                                                  7,965,049     0.75
                                                                                                            ------------------------

    SPECIALTY STORES
    Michaels Stores Inc., Term Loan B, 8.125%, 10/31/13                      United States     3,711,531          3,745,232     0.35
    Pantry Inc., Term Loan, 7.07%, 1/02/12                                   United States     1,514,425          1,518,030     0.14
    Sally Holdings LLC, Term Loan B, 7.87%, 11/16/13                         United States     2,394,000          2,391,079     0.23
                                                                                                            ------------------------
                                                                                                                  7,654,341     0.72
                                                                                                            ------------------------

    SPECIALTY TELECOMMUNICATIONS
  h Iowa Telecommunications Services Inc., Term Loan B, 7.08% - 7.12%,
      11/23/11                                                               United States     6,250,000          6,259,125     0.59
    Madison River Communications Corp., Term Loan B-1, 7.61%, 7/29/12        United States     2,971,429          2,977,995     0.28
    NTELOS Inc., Term Loan B-1, 7.60%, 8/24/11                               United States     4,359,198          4,372,145     0.41
    West Corp., Term Loan B, 8.07% - 8.11%, 10/24/13                         United States     4,200,000          4,223,142     0.40
    Windstream Corp., Term Loan B, 7.11%, 7/17/13                            United States    12,200,000         12,306,140     1.17
                                                                                                            ------------------------
                                                                                                                 30,138,547     2.85
                                                                                                            ------------------------

    TOBACCO
    Commonwealth Brands Inc., Term Loan B, 7.625%, 12/22/12                  United States     2,571,646          2,586,972     0.25
    Reynolds American Inc., Term Loan B, 7.104% - 7.188%, 5/31/12            United States     7,164,000          7,205,408     0.68
                                                                                                            ------------------------
                                                                                                                  9,792,380     0.93
                                                                                                            ------------------------

    TRUCKS/CONSTRUCTION/FARM MACHINERY
    Oshkosh Truck Corp., Term Loan B, 7.35%, 12/06/13                        United States    12,100,000         12,169,212     1.15
                                                                                                            ------------------------

    WHOLESALE DISTRIBUTORS
    Interline Brands,
         Delayed Draw Term Loan, 7.07%, 6/23/13                              United States     1,020,938          1,022,909     0.09
         Term Loan B, 7.07%, 6/23/13                                         United States       706,409            707,772     0.07
                                                                                                            ------------------------
                                                                                                                  1,730,681     0.16
                                                                                                            ------------------------


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

    WIRELESS COMMUNICATIONS
    American Cellular Corp.,
       f Delayed Draw Term Loan, 7.64%, 8/07/13                              United States        62,344             62,216     0.01
         Term Loan B, 7.61%, 8/07/13                                         United States       249,375            250,138     0.02
                                                                                                            ------------------------
                                                                                                                    312,354     0.03

    TOTAL SENIOR FLOATING RATE INTERESTS (COST $941,257,054)                                                    943,334,522    89.19
                                                                                                            ------------------------

    SHORT TERM INVESTMENT (COST $102,339,655)
    REPURCHASE AGREEMENT
  i Joint Repurchase Agreement, 5.222%, 2/01/07 (Maturity
      Value $102,354,499)                                                    United States   102,339,655        102,339,655     9.68
                                                                                                            ------------------------
    ABN AMRO Bank, NV, New York Branch (Maturity Value $8,938,618)
    Banc of America Securities LLC (Maturity Value $8,938,618)
    Barclays Capital Inc. (Maturity Value $8,938,618)
    Bear, Stearns & Co. Inc. (Maturity Value $4,413,528)
    BNP Paribas Securities Corp. (Maturity Value $8,938,618)
    Deutsche Bank Securities Inc. (Maturity Value $8,938,618)
    Goldman, Sachs & Co. (Maturity Value $8,938,618)
    Greenwich Capital Markets Inc. (Maturity Value $8,938,618)
    Lehman Brothers Inc. (Maturity Value $8,554,791)
    Merrill Lynch Government Securities Inc. (Maturity Value $8,938,618)
    Morgan Stanley & Co. Inc. (Maturity Value $8,938,618)
    UBS Securities LLC (Maturity Value $8,938,618)
        Collateralized by U.S. Government Agency Securities, 2.50% -
           7.625%, 3/15/07 - 10/15/11;
      j U.S. Government Agency Discount Notes, 2/28/07 - 4/16/07; j U.S.
        Treasury Bill, 5/31/07; and U.S. Treasury Notes, 2.625% - 5.125%,
        7/31/07 - 11/30/11
                                                                                                            ------------------------

    TOTAL INVESTMENTS (COST $1,043,596,709)                                                                   1,045,674,177    98.87
    OTHER ASSETS, LESS LIABILITIES                                                                               11,980,456     1.13
                                                                                                            ------------------------
    NET ASSETS                                                                                              $ 1,057,654,633   100.00
                                                                                                            ------------------------

SELECTED PORTFOLIO ABBREVIATIONS

FRN   Floating Rate Note
L/C   Letter of Credit
REIT  Real Estate Investment Trust

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     See Note 1(d) regarding senior floating rate interests.

d See Note 10 regarding other considerations - credit committee participation.

e     See Note 11 regarding fund litigation.

f     See Note 8 regarding unfunded loan commitments.

g     Rounds to less than 0.01% of net assets.

h See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

i     See Note 1(b) regarding joint repurchase agreement.

j     The security is traded on a discount basis with no stated coupon rate.


SemiAnnual Report |
The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)

Assets:
 Investments in securities:
   Cost - Unaffiliated issuers                                                            $   941,257,054
   Cost - Repurchase agreements                                                               102,339,655
                                                                                          ---------------
   Total cost of investments                                                              $ 1,043,596,709
                                                                                          ---------------

   Value - Unaffiliated issuers                                                               943,334,522
   Value - Repurchase agreements                                                              102,339,655
                                                                                          ---------------
   Total value of investments                                                               1,045,674,177
 Cash                                                                                           8,379,329
 Receivables:
   Investment securities sold                                                                  10,102,035
   Capital shares sold                                                                          7,635,975
   Interest                                                                                     7,069,933
                                                                                          ---------------
     Total assets                                                                           1,078,861,449
                                                                                          ---------------
Liabilities:
 Payables:
   Investment securities purchased                                                             14,413,375
   Affiliates                                                                                     514,308
   Distributions to shareholders                                                                6,080,984
 Unrealized loss on unfunded loan commitments (Note 8)                                             17,755
 Accrued expenses and other liabilities                                                           180,394
                                                                                          ---------------
     Total liabilities                                                                         21,206,816
                                                                                          ---------------
       Net assets, at value                                                               $ 1,057,654,633
                                                                                          ===============
Net assets consist of:
 Paid-in capital                                                                          $ 1,067,429,329
 Accumulated distributions in excess of net investment income                                    (551,690)
 Net unrealized appreciation (depreciation)                                                     2,059,713
 Accumulated net realized gain (loss)                                                         (11,282,719)
                                                                                          ---------------
       Net assets, at value                                                               $ 1,057,654,633
                                                                                          ===============
Net asset value and maximum offering price per share ($1,057,654,633 -:- 108,079,391
   shares outstanding)                                                                    $          9.79
                                                                                          ===============


      The accompanying notes are an integral part of these financial statements.
                                                             | SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

Investment income:
  Interest                                                                 $ 40,108,497
                                                                           ------------
Expenses:
  Management fees (Note 3a)                                                   4,336,386
  Administrative fees (Note 3b)                                                 680,754
  Custodian fees (Note 4)                                                        10,363
  Reports to shareholders                                                         3,922
  Professional fees                                                              58,764
  Other                                                                          32,966
                                                                           ------------
    Total expenses                                                            5,123,155
    Expense reductions (Note 4)                                                  (7,637)
    Expenses waived/paid by affiliates (Note 3d)                             (1,863,837)
                                                                           ------------
      Net expenses                                                            3,251,681
                                                                           ------------
        Net investment income (loss)                                         36,856,816
                                                                           ------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments
                                                                             (1,062,265)
  Net change in unrealized appreciation (depreciation) on investments         2,898,804
                                                                           ------------
Net realized and unrealized gain (loss)                                       1,836,539
                                                                           ------------
Net increase (decrease) in net assets resulting from operations            $ 38,693,355
                                                                           ============


SemiAnnual Report |
The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                              JANUARY 31, 2007        YEAR ENDED
                                                                                 (UNAUDITED)        JULY 31, 2006
                                                                              ------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                                     $    36,856,816      $    63,252,971
    Net realized gain (loss) from investments                                      (1,062,265)             502,393
    Net change in unrealized appreciation (depreciation) on investments             2,898,804           (8,914,543)
                                                                              ------------------------------------
      Net increase (decrease) in net assets resulting from operations              38,693,355           54,840,821
  Distributions to shareholders from net investment income                        (36,938,582)         (63,744,758)
  Capital share transactions (Note 2)                                             (84,954,424)          28,625,266
                                                                              ------------------------------------
      Net increase (decrease) in net assets                                       (83,199,651)          19,721,329
Net assets:
  Beginning of period                                                           1,140,854,284        1,121,132,955
                                                                              ------------------------------------
  End of period                                                               $ 1,057,654,633      $ 1,140,854,284
                                                                              ====================================
Distributions in excess of net investment income included in net assets:
  End of period                                                               $      (551,690)     $      (469,924)
                                                                              ====================================


      The accompanying notes are an integral part of these financial statements.
                                                             | SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (the Fund), which is organized as a partnership. The shares of the Trust are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 31, 2007. The joint repurchase agreement is valued at cost.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E. INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Each Fund's net investment income is proportionately allocated to the partners daily and distributed monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                    SIX MONTHS ENDED                     YEAR ENDED
                                    JANUARY 31, 2007                    JULY 31, 2006
                           -------------------------------------------------------------------
                               Shares           Amount             Shares            Amount
                           -------------------------------------------------------------------
Shares sold                   13,070,741     $ 127,726,254        25,347,164     $ 248,905,074
Shares redeemed              (21,772,470)     (212,680,678)      (22,428,878)     (220,279,808)
                           -------------------------------------------------------------------
Net increase (decrease)       (8,701,729)    $ (84,954,424)        2,918,286     $  28,625,266
                           ===================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

ENTITY                                                             AFFILIATION
---------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin/Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Funds.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:


  ANNUALIZED FEE

      RATE                NET ASSETS
--------------------------------------------------------------------------------
     0.150%               Up to and including $200 million
     0.135%               Over $200 million, up to and including $700 million
     0.100%               Over $700 million, up to and including $1.2 billion
     0.075%               In excess of $1.2 billion

C. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time.


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

E. OTHER AFFILIATED TRANSACTIONS

At January 31, 2007, the shares of the Franklin Floating Rate Master Series were owned by the following entities:

                       ENTITY                           SHARES
-----------------------------------------------------------------
Franklin Floating Rate Fund PLC                       108,059,391
Franklin Resources Inc.                                    10,000
Templeton Investment Counsel Inc.                          10,000
                                                    -------------
TOTAL                                                 108,079,391
                                                    =============

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                                             $ 1,043,843,761
                                                                ===============

Unrealized appreciation                                         $     3,465,592
Unrealized depreciation                                              (1,635,176)
                                                                ---------------
Net unrealized appreciation (depreciation)                      $     1,830,416
                                                                ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2007, aggregated $234,580,237 and $359,153,931, respectively.

7. CREDIT RISK

The Fund has 87.33% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At January 31, 2007, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
--------------------------------------------------------------------------------
American Cellular Corp., Delay Draw                                 $    187,500
American Greetings Corp., Term Loan                                    1,000,000
Amsted Industries Inc., Delay Draw                                       500,000
CBRL Group (Cracker Barrel), Term Loan B2 (Delayed Draw)                 427,242
Conseco Inc., Revolver                                                 4,000,000
Herbst Gaming Inc., Delay Draw                                           433,333
Infrastrux Group Inc., Delay Draw                                         50,909
Sealy Mattress Co., Revolver                                             750,000
Stiefel Laboratories Inc., Delay Draw                                  1,083,467
VML US Finance LLC (Venetian Macau), Delay Draw                        2,766,667
WMG Acquisition Corp. (Warner Music), Revolver A                       3,427,333
                                                                    ------------
                                                                    $ 14,626,451
                                                                    ============

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

9. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2007, the Fund made the following distributions:

Payment Date                                   Amount Per Share
--------------------------------------------------------------------------------
8/31/2006                                      $0.056262
9/29/2006                                      $0.054615
10/31/2006                                     $0.056289
11/30/2006                                     $0.055227
12/29/2006                                     $0.056905
1/31/2007                                      $0.056962
                                               ---------
Total                                          $0.336260
                                               =========

Daily distribution information is available at the registered office upon request.


SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. OTHER CONSIDERATIONS

Directors or employees of Advisers, as the Fund's Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represent the Fund in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statement of Investments.

11. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust. The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

The Franklin defendants have not yet been required to respond to the complaint or to discovery, and other pending motions to dismiss have not been ruled upon. Thus, it is not possible to predict the lawsuit's outcome at this preliminary stage of the proceedings. However, management of the Funds does not expect that the result will have a material adverse effect on the financial condition of the Funds.

12. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                               SemiAnnual Report

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

13. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


SemiAnnual Report

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007